DEBT - Bank borrowings (Details) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended							6 Months Ended		12 Months Ended
	Aug. 31, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Nov. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Mar. 31, 2024 EUR (€)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)
Syndicated loan contract entered in march 2024
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Term of debt instrument							5 years
Maximum borrowing amount | €							€ 400
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]								us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Percentage points added to the reference rate								0.55%	0.55%
Credit facility drew down amount												¥ 340
Repayment of line of credit facility								¥ 25		¥ 40		¥ 15
Outstanding loan amount		¥ 260	¥ 285					¥ 260		¥ 285
Interest rate (as a percent)		2.45%	2.55%					2.45%		2.55%			2.45%	2.45%	2.55%
Syndicated loan contract entered in march 2024 | Buildings
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Amount pledged as collateral for the loan | €													€ 471		€ 478
Syndicated loan contract entered in march 2024 | Land use rights
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Amount pledged as collateral for the loan | €													€ 66		€ 67
Loan facility entered in July 2025
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Term of debt instrument						1 year
Maximum borrowing amount						¥ 2,000
Credit facility drew down amount						¥ 1,400
Interest rate (as a percent)						1.80%
Uncommitted revolving loan facility entered in October 2025
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Term of debt instrument					1 year
Maximum borrowing amount | $					$ 100
Credit facility drew down amount								¥ 693			$ 0
Expected extension term					36 months
Interest rate (as a percent)		1.90%						1.90%					1.90%	1.90%
Uncommitted revolving loan facility entered in November 2025
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Term of debt instrument				1 year
Maximum borrowing amount | $				$ 50
Credit facility drew down amount								¥ 335			0
Expected extension term				36 months
Interest rate (as a percent)		1.90%						1.90%					1.90%	1.90%
Uncommitted revolving loan facility entered in December 2025
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Term of debt instrument			1 year
Maximum borrowing amount			¥ 450							¥ 450
Credit facility drew down amount								¥ 0
Expected extension term			36 months
Uncommitted revolving loan facility entered in December 2025 | Subsequent Event
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Credit facility drew down amount	¥ 100
Uncommitted revolving loan facility entered in June 2026
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Term of debt instrument		1 year
Maximum borrowing amount | $														$ 100
Credit facility drew down amount								¥ 660
Expected extension term		36 months
Interest rate (as a percent)		1.90%						1.90%					1.90%	1.90%
Term loan and revolving credit facility entered in November 2025
DEBT
Term of debt instrument				12 months
Maximum borrowing amount | $				$ 300
Credit facility drew down amount | $									$ 300		$ 0
Expected extension term				36 months
Term loan and revolving credit facility entered in November 2025 | Minimum
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Interest rate (as a percent)		1.82%						1.82%					1.82%	1.82%
Term loan and revolving credit facility entered in November 2025 | Maximum
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Interest rate (as a percent)		2.39%						2.39%					2.39%	2.39%